Label	Element	Value
LMCG International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LMCG International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LMCG International Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of small capitalization companies. For these purposes, the Fund considers small capitalization companies to be those that, at the time of investment, are within the range of the MSCI EAFE Small Cap Index (the "Index"). As of June 30, 2017, the market capitalization range of companies in the Index ranged from under $1 million to $7.46 billion. Equity securities in which the Fund invests may include common stock, preferred stock, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

Under normal circumstances, the Fund invests primarily in companies in developed markets outside of the United States. The Adviser defines developed markets as including those represented in the Index, such as Germany, France, the United Kingdom, Japan and Hong Kong. The Fund also may invest up to 10% of its total assets in companies in each of the United States and Canada, and up to 10% of its total assets in companies in emerging market countries. The location of companies in which the Fund invests may be determined by a company's country of incorporation, the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues.

The Adviser's investment strategy is centered on fundamental principles and uses well-known investment metrics to evaluate securities in a quantitative framework. The strategy uses a core style which combines growth and value approaches to investing. Stocks are ranked on a variety of quantitative factors which are used to produce an overall attractiveness score. The Fund is not limited by a fixed allocation of assets to stocks of either growth or value companies and, depending on the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other. The Adviser also may allocate investment opportunities in stocks based on earnings quality. In addition, the Fund may invest in exchange-traded funds ("ETFs") that provide international small cap exposure, as well as other registered investment companies, money market funds, initial public offerings ("IPOs"), and 144A securities. The Fund may, from time to time, utilize stock index futures to gain exposure on short-term cash investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective.

Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of their underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. Equity holdings, including common stocks, and sponsored and unsponsored American Depositary Receipts, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar. This is particularly true when the value of the U.S. dollar is increasing.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), other limitations on repatriation of foreign capital or nationalization and/or increased taxation, or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset or index; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Geographic Concentration Risk. Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

High Portfolio Turnover Risk. Higher portfolio turnover rates may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains taxable to shareholders.

Initial Public Offering Risk. The Fund may purchase securities in an initial public offering ("IPO"). Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Money Market Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund's investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund's yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission has adopted extensive changes to the rules that govern money market funds, which became effective in October 2016. These amendments affect the manner in which money market funds are structured and operated, and may impact a money market fund's expenses, returns and liquidity. The full impact of the amendments may not be known for some time.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Quantitative Security Selection Risk. To the extent the Adviser uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Restricted Securities Risk. Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Segregation Risk. The Fund may be required to segregate assets or enter into offsetting positions in connection with certain investments. Such segregation may not limit the Fund's exposure to loss, and the Fund may not be able to sell the segregated assets when desired.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Tax Risk. The LMCG International Small Cap Fund acquired all of the assets and liabilities of the LMCG International Small Cap Collective Fund, a separate collective investment fund of LMCG Collective Trust ("Predecessor Fund") managed by the Adviser, effective as of the close of business on April 1, 2016. Certain of the assets received by the Fund from the Predecessor Fund may have a tax basis that is less than or greater than the fair market value of the assets at the time the Fund receives the assets. This unrealized appreciation or depreciation could result in the recognition by the Fund of taxable gains or losses upon its disposition of the assets. The Fund's distribution of gain (including net gain, if any, from realizing all or part of that appreciation) will be taxable to a shareholder, even if the distribution economically constitutes a partial return of capital to the shareholder. Recognition of losses with respect to unrealized depreciation, if any, in such assets could offset recognized gains and reduce the taxable gain distributed to shareholders.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented for the Fund reflect the performance of Class 2 shares of the Predecessor Fund. The Predecessor Fund was organized on August 2, 2010 and commenced operations on August 26, 2010. Class 2 shares of the Predecessor Fund were the only share class of the Predecessor Fund operating during the time periods shown below. The Predecessor Fund's financial statements are included as exhibits to the Fund's registration statement. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on April 1, 2016. The performance information provides some indication of the risk of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year.

The Predecessor Fund was advised by the Fund's adviser, LMCG Investments, LLC, and managed by the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions, and was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund is not the performance information of the Fund, has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund, and is not necessarily indicative of the Fund's future performance. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Updated performance information for the Fund will be available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 591-4667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lmcgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return for the Institutional Shares as of June 30, 2017 was 16.58%.

During the period shown, the highest return for a quarter was 14.27% for the quarter ended March 31, 2012, and the lowest return was -18.51% for the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

LMCG International Small Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
LMCG International Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,939
Annual Return 2011	rr_AnnualReturn2011	(14.77%)
Annual Return 2012	rr_AnnualReturn2012	20.76%
Annual Return 2013	rr_AnnualReturn2013	33.77%
Annual Return 2014	rr_AnnualReturn2014	1.78%
Annual Return 2015	rr_AnnualReturn2015	12.01%
Annual Return 2016	rr_AnnualReturn2016	(0.97%)
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	12.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2010
LMCG International Small Cap Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	12.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
LMCG International Small Cap Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
LMCG International Small Cap Fund | Investor shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	59.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	60.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(58.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,321
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	12.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2010

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.85% and 1.10%, respectively, through at least July 31, 2018 (the "Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.